Taxes - Unrecognized Tax Benefits Additional Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxes
Unrecognized tax benefits	$ 8,728	$ 8,709	$ 8,568	$ 7,146
Offsetting tax benefits associated with timing adjustments, potential transfer pricing adjustments, and state income taxes	537
Net unrecognized tax benefit amount that, if recognized, would favorably affect the company's effective tax rate	8,191	8,163	7,994
Interest expense and penalties, net (benefit)/charge recognized	185	125	$ 117
Interest and penalties accrued	956	$ 935
Reasonably possible reduction in unrecognized tax benefits within the next 12 months	$ 168